Capital Group Growth ETF
Investment portfolio
August 31, 2023
unaudited
Common stocks 98.68% Information technology 18.84%	Shares	Value (000)
Microsoft Corp.	453,687	$148,700
Broadcom, Inc.	70,526	65,088
Salesforce, Inc.[1]	167,557	37,107
ASML Holding NV (ADR)	24,457	16,155
ASML Holding NV	23,970	15,800
NVIDIA Corp.	60,127	29,676
Apple, Inc.	130,245	24,469
Shopify, Inc., Class A, subordinate voting shares[1]	353,165	23,482
Synopsys, Inc.[1]	46,760	21,458
Cloudflare, Inc., Class A1	289,891	18,852
Motorola Solutions, Inc.	56,773	16,099
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	164,856	15,426
Applied Materials, Inc.	82,960	12,673
ServiceNow, Inc.[1]	20,545	12,097
Micron Technology, Inc.	165,693	11,589
Constellation Software, Inc.	4,300	8,832
Trimble, Inc.[1]	158,256	8,671
MicroStrategy, Inc., Class A1	19,270	6,890
DocuSign, Inc.[1]	114,141	5,741
GoDaddy, Inc., Class A1	77,289	5,604
Intel Corp.	138,593	4,870
MongoDB, Inc., Class A1	10,393	3,963
Wolfspeed, Inc.[1]	17,922	857
		514,099
Communication services 18.34%
Meta Platforms, Inc., Class A1	714,157	211,312
Netflix, Inc.[1]	257,425	111,640
Alphabet, Inc., Class C1	469,934	64,546
Alphabet, Inc., Class A1	284,706	38,768
Charter Communications, Inc., Class A1	37,869	16,591
Verizon Communications, Inc.	413,655	14,470
Take-Two Interactive Software, Inc.[1]	89,790	12,768
Snap, Inc., Class A, nonvoting shares[1]	1,185,069	12,265
Comcast Corp., Class A	194,025	9,073
Frontier Communications Parent, Inc.[1]	285,393	4,572
Pinterest, Inc., Class A1	157,947	4,342
		500,347
Consumer discretionary 15.20%
Tesla, Inc.[1]	577,580	149,062
Amazon.com, Inc.[1]	261,507	36,091
Home Depot, Inc.	103,044	34,035
D.R. Horton, Inc.	204,319	24,318
Chipotle Mexican Grill, Inc.[1]	11,114	21,413
DoorDash, Inc., Class A1	242,630	20,412
Capital Group Growth ETF — Page 1 of 6

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Airbnb, Inc., Class A1	132,785	$17,468
Royal Caribbean Cruises, Ltd.[1]	175,457	17,360
LVMH Moët Hennessy-Louis Vuitton SE	17,077	14,484
Hermès International	5,881	12,121
Aramark	257,757	9,583
Amadeus IT Group SA, Class A, non-registered shares	136,762	9,387
adidas AG	46,916	9,382
Norwegian Cruise Line Holdings, Ltd.[1]	483,382	8,010
Evolution AB	62,531	6,775
Toll Brothers, Inc.	82,129	6,729
Darden Restaurants, Inc.	39,024	6,069
VF Corp.	228,138	4,508
Etsy, Inc.[1]	53,077	3,905
Burlington Stores, Inc.[1]	21,911	3,555
		414,667
Health care 14.58%
Regeneron Pharmaceuticals, Inc.[1]	83,942	69,377
Intuitive Surgical, Inc.[1]	168,349	52,639
UnitedHealth Group, Inc.	97,362	46,401
Alnylam Pharmaceuticals, Inc.[1]	160,385	31,727
Thermo Fisher Scientific, Inc.	51,598	28,745
Vertex Pharmaceuticals, Inc.[1]	73,893	25,740
Eli Lilly and Company	42,556	23,585
Seagen, Inc.[1]	104,488	21,532
Centene Corp.[1]	300,870	18,549
Edwards Lifesciences Corp.[1]	146,618	11,212
Moderna, Inc.[1]	97,634	11,039
AstraZeneca PLC	58,946	7,962
Novo Nordisk AS, Class B	38,082	7,059
Danaher Corp.	26,553	7,037
Molina Healthcare, Inc.[1]	22,391	6,944
Zoetis, Inc., Class A	33,774	6,434
Karuna Therapeutics, Inc.[1]	34,015	6,387
Guardant Health, Inc.[1]	136,008	5,315
R1 RCM, Inc.[1]	282,150	4,864
Ascendis Pharma AS (ADR)[1]	39,674	3,889
NovoCure, Ltd.[1]	69,962	1,543
		397,980
Industrials 13.68%
Uber Technologies, Inc.[1]	1,140,768	53,879
TransDigm Group, Inc.[1]	56,928	51,454
Carrier Global Corp.	604,413	34,724
Delta Air Lines, Inc.	737,134	31,608
Jacobs Solutions, Inc.	216,167	29,144
Caterpillar, Inc.	64,836	18,227
United Rentals, Inc.	36,907	17,588
Old Dominion Freight Line, Inc.	34,089	14,569
Airbus SE, non-registered shares	90,998	13,358
Waste Connections, Inc.	91,263	12,502
Ryanair Holdings PLC (ADR)[1]	124,169	12,324
MTU Aero Engines AG	51,002	11,935
General Electric Co.	102,301	11,709
Robert Half, Inc.	152,155	11,253
Capital Group Growth ETF — Page 2 of 6

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
United Airlines Holdings, Inc.[1]	168,537	$8,395
Ceridian HCM Holding, Inc.[1]	104,488	7,578
Genpact, Ltd.	201,208	7,511
Equifax, Inc.	33,043	6,830
Boeing Company[1]	25,931	5,809
Axon Enterprise, Inc.[1]	23,191	4,938
Advanced Drainage Systems, Inc.	31,986	4,099
Dun & Bradstreet Holdings, Inc.	348,385	3,797
		373,231
Financials 6.40%
Visa, Inc., Class A	234,648	57,648
Bank of America Corp.	832,430	23,866
Mastercard, Inc., Class A	56,848	23,458
Fiserv, Inc.[1]	173,916	21,111
Apollo Asset Management, Inc.	136,613	11,932
KKR & Co., Inc.	187,304	11,764
Capital One Financial Corp.	85,078	8,711
MSCI, Inc.	15,823	8,602
Toast, Inc., Class A1	345,369	7,657
		174,749
Energy 5.26%
Halliburton Co.	983,423	37,980
Canadian Natural Resources, Ltd. (CAD denominated)	513,152	33,200
EOG Resources, Inc.	179,089	23,034
Schlumberger NV	390,216	23,007
EQT Corp.	249,490	10,783
Tourmaline Oil Corp.	190,898	9,789
ConocoPhillips	49,364	5,876
		143,669
Consumer staples 3.49%
Dollar Tree Stores, Inc.[1]	178,553	21,848
Performance Food Group Co.[1]	342,207	21,261
Dollar General Corp.	149,775	20,744
Target Corp.	127,497	16,135
Costco Wholesale Corp.	27,578	15,148
		95,136
Materials 2.08%
Wheaton Precious Metals Corp.	341,209	14,870
Linde PLC	26,705	10,336
Grupo México, SAB de CV, Series B	1,927,352	9,180
ATI, Inc.[1]	189,968	8,611
CF Industries Holdings, Inc.	97,568	7,520
Olin Corp.	105,467	6,119
		56,636
Utilities 0.51%
PG&E Corp.[1]	848,631	13,833
Capital Group Growth ETF — Page 3 of 6

unaudited
Common stocks (continued) Real estate 0.30%	Shares	Value (000)
Zillow Group, Inc., Class C, nonvoting shares[1]	158,521	$8,268
Total common stocks (cost: $2,249,275,000)		2,692,615
Rights & warrants 0.00% Information technology 0.00%
Constellation Software Inc.	4,267	2
Constellation Software Inc., warrants, expire 2040[2]	4,185	—[3]
		2
Short-term securities 1.12% Money market investments 1.12%
Capital Group Central Cash Fund 5.39%[4,5]	306,561	30,656
Total short-term securities (cost: $30,653,000)		30,656
Total investment securities 99.80% (cost: $2,279,930,000)		2,723,273
Other assets less liabilities 0.20%		5,445
Net assets 100.00%		$2,728,718
Investments in affiliates5

	Value of affiliate at 6/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2023 (000)	Dividend income (000)
Short-term securities 1.12%
Money market investments 1.12%
Capital Group Central Cash Fund 5.39%[4]	$40,029	$81,440	$90,820	$6	$1	$30,656	$523
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at August 31, 2023.
[5]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group Growth ETF — Page 4 of 6

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of August 31, 2023 (dollars in thousands):
Capital Group Growth ETF — Page 5 of 6

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$514,099	$—	$—	$514,099
Communication services	500,347	—	—	500,347
Consumer discretionary	414,667	—	—	414,667
Health care	397,980	—	—	397,980
Industrials	373,231	—	—	373,231
Financials	174,749	—	—	174,749
Energy	143,669	—	—	143,669
Consumer staples	95,136	—	—	95,136
Materials	56,636	—	—	56,636
Utilities	13,833	—	—	13,833
Real estate	8,268	—	—	8,268
Rights & warrants	2	—	—*	2
Short-term securities	30,656	—	—	30,656
Total	$2,723,273	$—	$—*	$2,723,273
*	Amount less than one thousand.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
ETGEFP1-302-1023O-S96513	Capital Group Growth ETF — Page 6 of 6